Exhibit 99.20

Schedule 19 - Data Integrity - Marketable Title Date

Unique Loan ID	Customer Loan ID	Servicer Loan ID	Seller Loan ID	Investor Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment
745232545	XXX	XXX			XXX	XXX	0	No Variance Found
745232601	XXX	XXX			XXX	XXX	0	No Variance Found
745232270	XXX	XXX			XXX	XXX	0	No Variance Found